Debt Obligations Schedule of Maturities of Long Term Debt (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018		$ 8,142
2019		109,192
2020		182,323
2021		254,570
2022		341,169
Thereafter		922,390
Total	$ 1,844,879	1,817,786	$ 1,060,690
Mortgages and notes payable
Debt Instrument [Line Items]
2018		8,142
2019		9,192
2020		7,323
2021		68,001
2022		31,169
Thereafter		122,390
Total	244,310	246,217	228,721
Revolving credit facility
Debt Instrument [Line Items]
2018		0
2019		0
2020		0
2021		61,569
2022		0
Thereafter		0
Total	25,569	61,569	176,969
Term loans
Debt Instrument [Line Items]
2018		0
2019		100,000
2020		175,000
2021		125,000
2022		310,000
Thereafter		430,000
Total	1,205,000	1,140,000	655,000
Secured loan facility due 2026
Debt Instrument [Line Items]
2018		0
2019		0
2020		0
2021		0
2022		0
Thereafter		175,000
Total	175,000	175,000	0
Secured loan facility due 2027
Debt Instrument [Line Items]
2018		0
2019		0
2020		0
2021		0
2022		0
Thereafter		195,000
Total	$ 195,000	$ 195,000	$ 0